Selling, General and Administrative Expenses (Narrative) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)
Disclosure Of Selling General And Administrative Expenses Abstract
Expenses in respect of acquisition of CPV Group	₪ 46	$ 13	₪ 50	$ 15